ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Aggregate termination benefits payable	$ 875	$ 1,750
Guarantee deposits from original shareholders of acquired subsidiaries	1,394	1,358
Loans from third parties	4,330	13,627
John Kuhns
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Aggregate termination benefits payable	1,250
Period over which the company shall pay aggregate termination benefits	24 months
Mary Fellows
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Aggregate termination benefits payable	500
Period over which the company shall pay aggregate termination benefits	24 months
Yingchuan
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Guarantee deposits from original shareholders of acquired subsidiaries	90	87
Jinling
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Guarantee deposits from original shareholders of acquired subsidiaries	1,304	1,271
Loans from third parties		9,139
Jinling | 24% loan from non-financial institutions
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Loans from third parties		32
Annual interest rate on short-term loans (as a percent)		24.00%
Jinling | 18% loan from non-financial institutions
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Loans from third parties		2,743
Annual interest rate on short-term loans (as a percent)		18.00%
Jinling | 32% loan from non-financial institutions
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Loans from third parties		6,364
Annual interest rate on short-term loans (as a percent)		32.00%
Jinlong
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Loans from third parties	4,330	4,121
Annual interest rate on short-term loans (as a percent)	18.00%
Hengda
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Loans from third parties		240
Binglangjiang
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Loans from third parties		127
Dazhaihe, Hengda, Xineng and Banzhu
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Amounts due to original shareholders of Dazhaihe, Hengda, Xineng and Banzhu for their entitlement to net working capital surplus		1,271
Amounts due to original shareholders of acquired subsidiaries for borrowings before acquisition date	$ 1,313